Preferred shares	12 Months Ended
Dec. 31, 2018
Preferred Shares [Abstract]
Preferred shares
13.	Preferred shares

The China Best, Series A, B-1, B-2, C-1, C-2, C+, C-4, D-1 and D-2 convertible redeemable preferred shares are collectively referred to as the "Preferred Shares”. Since their inception in 2012, the Company have raised approximately USD$125.1 million in equity financing from a group of investors:

China Best financing

In June 2012, the Company raised an aggregate of RMB1,260,000 from the issuance of 5,660,000 preferred shares of the Company to China Best.

Series A financing

In March 2013, the Company raised an aggregate of US$700,000 from the issuance of 2,828,393 and 16,970,357 Series A preferred shares of the Company to K2 Evergreen Partner L.P. and K2 Partners II L.P., respectively.

Series B financing

In September 2013, the Company raised an aggregate of US$5,564,856 from the issuance of 4,142,781 and 8,285,562 Series B-1 preferred shares of the Company to K2 Evergreen Partners L.P. and K2 Partners II L.P., respectively, and the issuance of 18,193,772 and 4,548,443 Series B-2 preferred shares of the Company to BAI GmbH and K2 Partners II L.P., respectively.

Series C financing

In August 2014, the Company raised an aggregate of US$23,658,593 from the issuance of 3,427,812 Series C-1 preferred shares of the Company to BAI GmbH, and the issuance of 5,643,437, 18,290,377, 7,878,398 and 1,596,503 Series C-2 preferred shares of the Company to BAI GmbH, Highland Capital Partners 9 L.P., Highland Capital Partners 9-B L.P. and Highland Entrepreneurs’ Fund 9 L.P., respectively.

Series C+ financing

In June 2017, the Company raised an aggregate of US$8,682,770 from the issuance of 2,175,611, 725,204, 1,450,408, 1,910,912, 823,106, 166,797 and 5,341,517 Series C+ preferred shares of the Company to K2 Partners III Limited, K2 Family Partners Limited, BAI GmbH, Highland Capital Partners 9 Limited Partnership, Highland Capital Partners 9-B Limited Partnership, Highland Entrepreneurs’ Fund 9 Limited Partnership and AlphaX Partners Fund I, L.P., respectively. In addition, Puhua’s convertible loans of RMB30 million was converted into 6,261,743 Series C+ preferred shares.

Series C-4 financing

In June 2018, the August 2017 Loan of US$6.3 million plus its accrued interests were converted into 7,569,628 Series C-4 preferred shares.

Series D-1 financing

In June 2018, the Company raised an aggregate of US$23,350,000 from the issuance of 3,592,664 and 6,453,887 Series D-1 preferred shares of the Company to ACEE Capital Ltd. and Honour Depot Limited, respectively.

Series D-2 financing

In September 2018, the Company raised US$50 million from the issuance of 20,630,925 Series D-2 preferred shares of the Company to Beijing Z-Park Fund.

The key terms of the Preferred Shares are as follows:

Conversion right

The Series A, B-1, B-2, C-1, C-2, C+, C-4 , D-1 and D-2 preferred shares are convertible, at the option of the holders, into the Company's ordinary shares at an initial conversion ratio of 1:1 at any time after the original issuance date. In the event that the Company issues additional ordinary shares at a price lower than the then-applicable conversion price for the preferred shares, the conversion price of the Preferred Shares shall be adjusted. The conversion prices are also subject to adjustments upon certain dilution events. In addition, the Preferred Shares are automatically convertible into such number of ordinary shares of the Company as shall be determined by reference to the then effective and applicable conversion ratio upon the earlier of (i) the closing of a QIPO as defined in the Memorandum and Articles of Association, or (ii) the date specified by written consent or agreement of holders of a majority of the outstanding Series A, B-1, B-2, C-1, C-2, C+, C-4, D-1 and D-2 Preferred Shares, each voting as a separate class.

Redemption right

For China Best and Series A preferred shares, they can be redeemed at any time after the sixth (6th) anniversary of the China Best and Series A Preferred Shares issue date, if a QIPO has not been consummated by then. The redemption price shall be the original issue price, plus interest calculated at 10% per annum on the original issue price, plus any accrued but unpaid dividends.

For Series B-1 and B-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series B-1 and B-2 preferred shares issue date, if a QIPO has not been consummated by then. The redemption price shall be the original issue price, plus interest calculated at 10% per annum on the original issue price, plus any accrued but unpaid dividends.

For Series C-1 and C-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series C-1 and C-2 preferred shares issue date, if a QIPO has not been consummated by then. The redemption price shall be the original issue price, plus interest calculated at 8% annual compound rate on the original issue price, plus any accrued but unpaid dividends.

For Series C+ preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series C+ preferred shares issue date, if a QIPO has not been consummated by then. The redemption price shall be the original issue price, plus interest calculated at 8% annual compound rate on the original issue price, plus any accrued but unpaid dividends.

For Series C-4 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series C-4 preferred shares issue date, if a QIPO has not been consummated by then. The redemption price shall be the original issue price, plus interest calculated at 10% annual compound rate on the original issue price, plus any accrued but unpaid dividends.

For Series D-1 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series D-1 preferred shares issue date, if a QIPO has not been consummated by then. The redemption price shall be the original issue price, plus interest calculated at 10% annual compound rate on the original issue price, plus any accrued but unpaid dividends.

For Series D-2 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series D-2 preferred shares issue date, if a QIPO has not been consummated by then. The redemption price shall be the original issue price, plus interest calculated at 10% annual compound rate on the original issue price, plus any accrued but unpaid dividends.

The redemption date/event for existing preferred shares was modified to be aligned to the redemption date of the newly issued preferred shares in each round of financing.

Dividend rights

No dividend shall be paid on any other class or series of shares of the Company unless and until a dividend in like amount is first paid in full on the Preferred Shares.

Liquidation rights

Upon any liquidation, dissolution or winding up of the Company or sale of shares, merger, consolidation or other similar transaction involving the Company in which its shareholders do not retain a majority of the voting power in the surviving entity, or a sale of all or substantially all the Company’s assets (the “Liquidation Event), prior to and in preference to any distribution of any of the assets of the Company to the ordinary shareholders, the preferred shareholders and shall be entitled to receive for each outstanding preferred shares held, an amount equal to 100% of the preferred share purchase price, plus all declared but unpaid dividend.

After distribution or payment in full of the amount distributable or payable on the preferred shares, the remaining assets of the Company available for distribution to shareholders shall be distributed ratably among the holders of outstanding ordinary shares and holders of preferred shares on an as-converted basis.

Voting rights

Under the Shareholders Agreement and the Memorandum and Articles of Association that are currently in effect, ordinary shareholders of the Company has the right to appoint three directors; K2 Evergreen Partners L.P. and K2 Partners II L.P. has the right to jointly appoint one director; BAI GmbH has the right to appoint one director; Highland Capital Partners 9 L.P., Highland Capital Partners 9-B L.P. and Highland Entrepreneurs’ Fund 9 L.P. has the right to jointly appoint one director, and AlphaX Partners Fund I, L.P., and Beijing Z-Park Fund has the right to appoint one director for a total of eight board members.

Accounting for the Preferred Shares

The Company has classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the option of the holders. In addition, the Company records accretion to the redemption value from the issuance dates to the earliest redemption dates. The accretions are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares is recognized at the respective issue price at the date of issuance net of issuance costs.

The Company has determined that there was no beneficial conversion feature attributable to all preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company's common shares determined by the Company taking into account independent valuations.

Upon the completion of the Company’s IPO in November 2018, all of the issued and outstanding pre-IPO Preferred Shares were automatically converted and redesignated into Class A ordinary shares based on the conversion rate stipulated in their Share Purchase Agreements.

The Company’s preferred shares activities for the years ended December 31, 2016, 2017 and 2018 are summarized below:

	Pre-IPO China Best Preferred Shares		Pre-IPO Series A Preferred Shares		Pre-IPO Series B-1 Preferred Shares		Pre-IPO Series B-2 Preferred Shares		Pre-IPO Series C-1 Preferred Shares		Pre-IPO Series C-2 Preferred Shares		Pre-IPO Series C+ Preferred Shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of January 1, 2016	5,660,000	1,695	19,798,750	5,109	12,428,343	8,671	22,742,215	35,125	3,427,812	14,352	33,408,715	144,631	-	-

Accretions to pre-IPO preferred shares redemption value	-	126	-	467	-	376	-	3,330	-	1,066	-	11,540	-	-

Balance as of December 31, 2016	5,660,000	1,821	19,798,750	5,576	12,428,343	9,047	22,742,215	38,455	3,427,812	15,418	33,408,715	156,171	-	-

Issuance of pre-IPO preferred shares	-	-	-	-	-	-	-	-	-	-	-	-	18,855,298	88,640
Accretions to pre-IPO preferred shares redemption value	-	126	-	472	-	382	-	3,376	-	1,080	-	11,698	-	3,811

Balance as of December 31, 2017	5,660,000	1,947	19,798,750	6,048	12,428,343	9,429	22,742,215	41,831	3,427,812	16,498	33,408,715	167,869	18,855,298	92,451

Issuance of pre-IPO preferred shares	-	-	-	-	-	-	-	-	-	-	483,702	7,093	-	-
Accretions to pre-IPO preferred shares redemption value	-	68	-	409	-	330	-	2,922	-	935	-	10,123	-	6,069
Redesignation of pre-IPO preferred shares into Class A ordinary shares	(5,660,000)	(2,015)	(19,798,750)	(6,457)	(12,428,343)	(9,759)	(22,742,215)	(44,753)	(3,427,812)	(17,433)	(33,892,417)	(185,085)	(18,855,298)	(98,520)

Balance as of December 31, 2018	-	-	-	-	-	-	-	-	-	-	-	-	-	-

	Pre-IPO Series C-4 Preferred Shares		Pre-IPO Series D-1 Preferred Shares		Pre-IPO Series D-2 Preferred Shares		Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Total number of shares	Total amount
		RMB		RMB		RMB		RMB
Balance as of January 1, 2016	-	-	-	-	-	-	97,465,835	209,583

Accretions to pre-IPO preferred shares redemption value	-	-	-	-	-	-	-	16,905

Balance as of December 31, 2016	-	-	-	-	-	-	97,465,835	226,488

Issuance of pre-IPO preferred shares	-	-	-	-	-	-	18,855,298	88,640
Accretions to pre-IPO preferred shares redemption value	-	-	-	-	-	-	-	20,945

Balance as of December 31, 2017	-	-	-	-	-	-	116,321,133	336,073

Issuance of pre-IPO preferred shares	7,569,628	42,826	10,046,551	150,811	21,579,948	358,567	39,679,829	559,297
Accretions to pre-IPO preferred shares redemption value	-	1,808	-	7,009	-	5,393	-	35,066
Redesignation of pre-IPO preferred shares into Class A ordinary shares	(7,569,628)	(44,634)	(10,046,551)	(157,820)	(21,579,948)	(363,960)	(156,000,962)	(930,436)

Balance as of December 31, 2018	-	-	-	-	-	-	-	-